Note 13 - Loans and receivables (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Receivables Abstract
Loans And Receivables Explanatory
Loans and Receivables (Millions of euros)
	2017	2016	2015
Debt securities	10,339	11,209	10,516
Loans and advances to central banks	7,300	8,894	17,830
Loans and advances to credit institutions	26,261	31,373	29,317
Loans and advances to customers	387,621	414,500	414,165
Total	431,521	465,977	471,828

Loans and advances to Central Banks and Credit Institutions
Loans and Advances to Central Banks and Credit Institutions (Millions of euros)
	Notes	2017	2016	2015
Loans and advances to central banks	7.3.1	7,300	8,894	17,830
Loans and advances to credit institutions	7.3.1	26,261	31,373	29,317
Reverse repurchase agreements	35	13,861	15,561	11,749
Other loans		12,400	15,812	17,568
Total		33,561	40,267	47,148
Of which:
Impairment losses	7.3.4 / 7.3.1	(36)	(43)	(51)

Loans and advances to customers
Loans and Advances to Customers (Millions of euros)
	Notes	2017	2016	2015
On demand and short notice		10,560	11,251	11,228
Credit card debt		15,835	16,596	16,952
Trade receivables		22,705	23,753	23,871
Finance leases		8,642	9,442	9,357
Reverse repurchase loans	35	11,554	7,291	5,052
Other term loans		313,336	339,862	341,554
Advances that are not loans		4,989	6,306	6,151
Total	7.3.1	387,621	414,500	414,165
Of which:
Impaired assets	7.3.4	19,390	22,915	25,333
Impairment losses	7.3.4 / 7.3.1	(12,748)	(15,974)	(18,691)

Securitized Loans
Securitized Loans (Millions of euros)
	2017	2016	2015
Securitized mortgage assets	28,950	29,512	28,955
Other securitized assets	4,143	3,731	3,666
Total	33,093	33,243	32,621

Debt securities
Debt securities (Millions of euros)
	Notes	2017	2016	2015
Government		4,412	4,709	3,275
Credit institutions		31	37	125
Other sectors		5,911	6,481	7,126
Total gross	7.3.1	10,354	11,226	10,526
Impairment losses		(15)	(17)	(10)
Total net		10,339	11,209	10,516

Debt securities reclassified to "Loans and Receivables" from "Available-for-sale" financial assets
Debt Securities reclassified to "Loans and receivables" from "Available-for-sale financial assets" (Millions of euros)
	As of Reclassification date		As of December 31, 2017		As of December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
BBVA, S.A.	862	862	715	735	844	863
Total	862	862	715	735	844	863

Effect on Income Statement and other comprehensive income
Effect on Income Statement and Other Comprehensive Income (Millions of euros)
	As of December 31, 2017			As of December 31, 2016
	Recognized in	Effect of not Reclassifying in		Recognized in	Effect of not Reclassifying in
	Income Statement	Income Statement	Equity"Valuation Adjustments"	Income Statement	Income Statement	Equity"Valuation Adjustments"
BBVA, S.A.	26	26	4	22	22	(5)
Total	26	26	4	22	22	(5)